Leases (Details) $ in Thousands		1 Months Ended			12 Months Ended
	May 02, 2024 m²	Feb. 29, 2024	Mar. 31, 2023	Nov. 30, 2016	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Mar. 07, 2023 m²
Leases [Line Items]
Lease agreement period		5 years	8 years	10 years	5 years
Lease term	10 years	10 years
Extension options term		2 years			3 years
Total cash outflow for leases (in Dollars)					$ 972	$ 1,251
Other accounts receivables (in Dollars)						$ 267
Bottom Range [Member]
Leases [Line Items]
Weighted average borrowing rate					5.41%	6.16%
Top of Range [member]
Leases [Line Items]
Weighted average borrowing rate					7.11%	7.11%
Weighted average [member]
Leases [Line Items]
Interest expenses on lease liabilities (in Dollars)					$ 706	$ 587
Leasehold improvements [member]
Leases [Line Items]
Depreciation expense (in Dollars)						$ 127
Kamada Plasma LLC[Member]
Leases [Line Items]
Square feet (in Square Meters) | m²	11,100						12,000